Inventories, net	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Inventories, net

Note 7 — Inventories, net

Inventories, net consist of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Raw materials	788,957	468,189	68,741
Finished goods	4,483	4,483	658
Total	793,440	472,672	69,399
Less: Inventory allowance	(675,697)	(468,713)	(68,818)
Inventories, net	117,743	3,959	581